Intangible assets other than goodwill - Schedule of Estimated Future Amortization Expense (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2014	$ 80,937
2015	119,758
2016	119,758
2017	119,758
2018	113,560
Thereafter	399,556
Intangible assets, net	$ 953,327	$ 372,020